                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-21238

                        PIMCO Corporate Opportunity Fund
                        --------------------------------
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
              -----------------------------------------------------
              (Address of principal executive offices)    (Zip code)

    Brian S. Shlissel - 1345 Avenue of the Americas, New York, New York 10105
    -------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-739-3369

Date of fiscal year end: NOVEMBER 30

Date of reporting period: MAY 31

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  SHAREHOLDER REPORT

SEMI-ANNUAL REPORT
5.31.03

PIMCO CORPORATE OPPORTUNITY FUND

[PTY LISTED NYSE THE NEW YORK STOCK EXCHANGE LOGO]

CONTENTS

Letter to Shareholders                          1
Performance Summary and Statistics              2
Schedule of Investments                       3-8
Statement of Assets and Liabilities             9
Statement of Operations                        10
Statement of Changes in Net Assets             11
Notes to Financial Statements               12-15
Financial Highlights                           16
Privacy Policy                                 17

[PIMCO ADVISORS LOGO]

PIMCO CORPORATE OPPORTUNITY FUND LETTER TO SHAREHOLDERS

                                                                    July 8, 2003


Dear Shareholder:

We are pleased to provide you with the initial financial report of the PIMCO Corporate Opportunity Fund (the "Fund") for the period December 27, 2002 through May 31, 2003.

Please refer to the following page for specific Fund information. If you have any questions regarding the information provided, please contact your financial advisor or call our shareholder services area at 1-800-331-1710. Please note that a wide range of information and resources can be accessed through our Web site, www.pimcoadvisors.com.

We at the Fund, together with PIMCO Advisors Fund Management LLC, the Fund's investment manager and Pacific Investment Management Co. LLC, the Fund's sub-adviser, thank you for investing with us. We remain dedicated to serving your investment needs.

Sincerely,

/s/ Stephen Treadway                          /s/ Brian S. Shlissel

Stephen Treadway                              Brian S. Shlissel
CHAIRMAN                                      PRESIDENT, CHIEF EXECUTIVE OFFICER

PIMCO CORPORATE OPPORTUNITY FUND PERFORMANCE SUMMARY AND STATISTICS (UNAUDITED)

   SYMBOL:                              PRIMARY INVESTMENTS:                 INCEPTION DATE:
   PTY                                  U.S. dollar-denominated corporate    12/27/02
                                        debt obligations of varying
   OBJECTIVE:                           maturities and other corporate       TOTAL NET ASSETS(1):
   Seeks maximum total return           income-producing securities.         $1,620.8 million (at 5/31/03)
   through a combination of current
   income and capital appreciation.                                          PORTFOLIO MANAGERS:
                                                                             David Hinman
                                                                             Mark Kiesel

TOTAL RETURN(2):                                        MARKET PRICE            NAV
-------------------------------------------------------------------------------------
Commencement of Operations (12/27/02) to 5/31/03        14.67%                  20.03%

COMMON SHARE PRICE PERFORMANCE (WEEKLY):
For the period 12/27/02 (commencement of operations) to 5/31/03

[CHART]

12/27/2002   $  14.30       $  15.01
             $  14.35       $  15.04
             $  14.70       $  15.30
             $  14.62       $  15.34
             $  14.59       $  15.19
             $  14.63       $  15.29
             $  14.63       $  15.40
             $  14.49       $  15.62
             $  14.51       $  15.44
             $  14.59       $  15.44
             $  14.78       $  15.72
             $  14.75       $  15.61
             $  14.64       $  15.37
             $  14.94       $  15.49
             $  15.26       $  15.80
             $  15.23       $  15.56
             $  15.56       $  15.84
             $  16.00       $  15.84
             $  16.40       $  16.36
             $  16.57       $  16.50
             $  16.50       $  16.43
             $  16.61       $  16.50
5/31/2003    $  16.59       $  16.61

PORTFOLIO STATISTICS:

Market Price                   $  16.61
---------------------------------------
Net Asset Value                $  16.59
---------------------------------------
Market Price Yield(3)              9.93%
---------------------------------------

(1) Inclusive of net assets attributable to Preferred Shares outstanding.

(2) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Total return is determined by subtracting the initial investment from the redeemable value at the end of the period and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income dividends and capital gain distributions have been reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized.

An investment in the Fund involves risk, including the loss of principal. Investment return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(3) Market Price Yield is determined by dividing the annualized current per share dividend to common shareholders by the market price per common share.

PIMCO CORPORATE OPPORTUNITY FUND SCHEDULE OF INVESTMENTS
May 31, 2003 (unaudited)

PRINCIPAL
   AMOUNT                                                                 CREDIT RATING
    (000)                                                                 (MOODY'S/S&P)                   VALUE*
----------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS--97.2%
CORPORATE BONDS & NOTES - 85.8%
AIRLINES - 4.9%
         Continental Airlines, Inc., pass thru certificates,
$ 4,656   6.703%, 6/15/21, Ser. 01-1                                         Baa3/A               $    4,303,612
  3,500   7.373%, 12/15/15, Ser. 01-1                                       Ba1/BBB+                   2,471,476
  2,000   7.487%, 4/2/12, Ser. 00-2                                          Baa3/A                    1,868,244
 10,902   7.707%, 10/2/22, Ser. 00-2                                         Baa3/A-                  10,185,876
         Delta Airlines, Inc., pass thru certificates,
  9,455   7.57%, 5/18/12, Ser. 00-1                                          Baa2/A                    9,380,306
 13,580   7.92%, 5/18/12, Ser. 00-1                                         Baa3/BBB                  10,792,542
         Northwest Airlines Corp., pass thru certificates,
 15,100   6.841%, 10/1/12, Ser. 01-1                                         Baa3/A+                  14,536,861
  5,836   7.575%, 3/1/19, Ser. 992A                                          Baa2/A+                   5,792,081
         United Airlines, Inc., pass thru certificates,
 15,411   7.186%, 4/1/11, Ser. 00-2                                         Baa3/BBB-                 12,483,097
 10,000   7.73%, 7/1/10, Ser. 00-1                                          Baa3/BBB-                  7,486,950
                                                                                                  --------------
                                                                                                      79,301,045
                                                                                                  ==============
AUTOMOTIVE - 2.5%
  4,000  Auburn Hills Trust 12.375%, 5/1/20                                  A3/BBB+                   6,228,412
 24,500  Ford Motor Co., 7.45%, 7/16/31                                     Baa1/BBB                  22,856,393
 10,000  General Motors Corp., 9.40%, 7/15/21                                A3/BBB                   11,467,530
                                                                                                  --------------
                                                                                                      40,552,335
                                                                                                  ==============
BANKING - 0.6%
  9,706  Riggs Capital Trust II, 8.875%, 3/15/27 Ser. C.                     Ba2/B+                    9,390,555
                                                                                                  --------------
CHEMICALS - 2.6%
  2,000  Arco Chemical Co., 10.25%, 11/1/10                                  Ba3/BB                    1,950,000
 22,075  Equistar Chemical L.P., 10.125%, 9/1/08                              B1/BB                   22,516,500
         Lyondell Chemical Co.,
  3,480   9.50%, 12/15/08                                                    Ba3/BB                    3,349,500
  9,210   9.625%, 5/1/07, Ser. A                                             Ba3/BB                    9,094,875
  3,000   9.875%, 5/1/07, Ser. B                                             Ba3/BB                    2,962,500
  2,000  Millennium America Inc. 9.25%, 6/15/08 (a) (c)
          (acquired 4/22/03; cost-$2,180,000)                                Ba1/BB+                   2,170,000
                                                                                                  --------------
                                                                                                      42,043,375
                                                                                                  ==============
DIVERSIFIED MANUFACTURING - 3.5%
         Tyco International Group SA,
 51,785   4.375%-7.00%, 11/19/04-6/15/28                                    Ba2/BBB-                  56,488,510
                                                                                                  --------------
ELECTRONICS - 6.8%
  5,000  Centerpoint Energy Resources 7.875%, 4/1/13 (a) (c)
          (acquired 3/18/03; cost-$5,000,000)                                Ba1/BBB                   5,860,265
  2,000  CMS Energy Corp., 8.90%, 7/15/08                                     B3/B+                    2,000,000
 29,630  Ipalco Enterprises, Inc. 7.375%-7.625%, 11/14/08-11/14/11           Ba1/BB-                  31,704,100
 65,810  Pinnacle Partners, 8.83%, 8/15/04 (a) (c)
          (acquired 1/3/03-3/10/03; cost-$63,784,022)                        Ba2/BB+                  68,442,400
                                                                                                  --------------
                                                                                                     108,006,765
                                                                                                  ==============
ENERGY - 5.4%
 51,770  Reliant Energy Resources, 6.50%-8.125%, 7/15/05-2/15/11             Ba1/BBB                  58,105,396
 10,000  Southern Natural Gas Co., 8.875%, 3/15/10 (a) (c)
          (acquired 2/28/03; cost-$9,871,800)                                 B1/B+                   10,900,000

PRINCIPAL
   AMOUNT                                                                 CREDIT RATING
    (000)                                                                 (MOODY'S/S&P)                   VALUE*
----------------------------------------------------------------------------------------------------------------
ENERGY (CONTINUED)
$ 3,100  Transcontinental Gas Pipe Corp., 7.00%, 8/15/11, Ser. B.
         Williams Cos., Inc.,                                                 B3/B+               $    3,131,000
 15,000   7.875%, 9/1/21                                                     Caa1/B+                  13,425,000
  1,000   8.75%, 3/15/32 (a) (c) (acquired 12/30/02; cost-$655,000)          Caa1/B+                     965,000
                                                                                                  --------------
                                                                                                      86,526,396
                                                                                                  ==============
FINANCIAL SERVICES - 4.3%
 46,991  Finova Group, Inc., 7.50%, 11/15/09                                  NR/NR                   19,383,787
  4,500  Ford Motor Co. Capital Trust, 7.25%, 10/25/11                       A3/BBB                    4,651,942
 25,000  General Motors Acceptance Corp., 8.00%, 11/1/31                     A2/BBB                   25,901,625
  9,200  Mizuho JGB Investment, 9.87%, 6/30/49 (a) (c)
          (acquired 1/14/03-4/10/03; cost-$8,960,348)                       Baa2/BB-                   9,837,082
  8,300  Mizuho Preferred Capital, 8.79%, 12/29/49 (a) (c)
          (acquired 1/10/03-3/18/03; cost-$7,412,370)                       Baa2/BB-                   8,383,000
                                                                                                  --------------
                                                                                                      68,157,436
                                                                                                  ==============
FINANCING - 0.9%
  5,000  Bombardier Capital Inc., 7.50%, 8/15/04 (a) (c)
          (acquired 3/28/03-4/23/03; cost-$4,685,000)                       Baa3/BBB+                  5,100,000
  7,500  Pemex Proj. Master Trust, 8.625%, 2/1/22                           Baa1/BBB-                  8,737,500
                                                                                                  --------------
                                                                                                      13,837,500
                                                                                                  ==============
HEALTHCARE & HOSPITALS - 3.2%
 36,000  Healthsouth Corp., 7.625%, 6/1/12 (f)                               Caa2/D                   24,480,000
 28,000  Tenet Healthcare Corp., 5.375%-6.875%, 11/15/06-11/15/31           Baa3/BBB-                 27,147,500
                                                                                                  --------------
                                                                                                      51,627,500
                                                                                                  ==============
HOTELS/GAMING - 2.5%
 13,500  Hilton Hotels Corp., 7.625%, 12/1/12                               Ba1/BBB-                  14,580,000
  1,200  Mandalay Resort Group, 9.375%, 2/15/10                              Ba3/BB-                   1,326,000
 24,150  Starwood Hotels & Resorts, 7.375%-7.875%, 5/1/12-11/15/25           Ba1/BB+                  24,832,125
                                                                                                  --------------
                                                                                                      40,738,125
                                                                                                  ==============
MISCELLANEOUS - 5.5%
  5,000  AES Red Oak LLC., 9.20%, 11/30/29 Ser. B.                           B2/BB-                    5,006,250
  9,096  Cedar Brakes II LLC., 9.875%, 9/1/13                                Caa1/B                    8,345,809
 10,000  Gemstone Investors Ltd., 7.71%, 10/31/04 (a) (c)
          (acquired 12/30/02; cost-$7,739,500)                               Caa1/B                    9,800,000
 50,025  Morgan Stanley TRACERS, 5.878%, 3/1/07 (a) (c)
          (acquired 3/27/03; cost-$53,811,392)                                A3/NR                   55,013,743
  8,600  Tokai PFD Capital Co., LLC., 9.98%, 12/29/49 (a) (c)
          (acquired 1/9/03-4/25/03; cost-$7,933,730)                        Baa2/BB-                   9,207,822
                                                                                                  --------------
                                                                                                      87,373,624
                                                                                                  ==============
MULTI-MEDIA - 5.8%
 13,000  AOL Time Warner Inc., 7.70%, 5/1/32
         CSC Holdings Inc.,                                                 Baa1/BBB+                 15,305,121
 32,225   7.25%-7.875%, 7/15/08-7/15/18                                      B1/BB-                   32,764,975
  4,500   8.125%, 8/5/09 Ser. B                                              B1/BB-                    4,668,750
 24,500  Rogers Cable Inc., 8.75%, 5/1/32                                   Ba2/BBB-                  26,827,500
 13,000  Shaw Communications Inc., 7.20%-8.25%, 4/11/10-12/15/11             Ba2/BB+                  13,945,000
                                                                                                  --------------
                                                                                                      93,511,346
                                                                                                  ==============
OIL & GAS - 1.8%
 28,780  Coastal Corp., 6.50%-7.625%, 5/15/06-2/15/37                        Caa1/B                   22,933,525
  2,000  Key Energy Services Inc., 14.00%, 1/15/09 Ser. B.                   Ba3/B+                    2,265,000
  2,650  Transocean Inc., 9.50%, 12/15/08                                    Baa2/A-                   3,466,356
                                                                                                  --------------
                                                                                                      28,664,881
                                                                                                  ==============

PRINCIPAL
   AMOUNT                                                                 CREDIT RATING
    (000)                                                                 (MOODY'S/S&P)                    VALUE*
-----------------------------------------------------------------------------------------------------------------
PAPER - 5.1%
$ 33,500  Abitibi-Consolidated Inc., 7.50%-8.50%, 4/1/28-8/1/29
          Georgia-Pacific Corp.,                                              Ba1/BB+              $   33,431,349
   5,000   7.75%, 11/15/29                                                    Ba3/BB+                   4,175,000
  12,000   8.125%, 6/15/23                                                    Ba3/NR                   10,260,000
   1,725   8.25%, 3/1/23                                                      Ba3/BB+                   1,500,750
  11,500   8.875%, 2/1/10 (a) (c)
           (acquired 1/23/03-1/28/03; cost-$11,356,350)                       Ba2/BB+                  12,017,500
   1,400   9.125%, 7/1/22                                                     Ba3/BB+                   1,309,000
   1,000   9.50%, 5/15/22                                                     Ba3/BB+                     965,000
   7,750   9.625%, 3/15/22                                                    Ba3/BB+                   7,478,750
   8,430   9.875%, 11/1/21                                                    Ba3/BB+                   8,303,550
   2,000  Smurfit Capital Funding plc, 7.50%, 11/20/25                        Ba3/BB-                   1,910,000
                                                                                                   --------------
                                                                                                       81,350,899
                                                                                                   ==============
RETAIL - 0.8%
  13,000  JC Penny Co. Inc., 8.125%, 4/1/27                                  Ba3/BBB-                  12,480,000
                                                                                                   --------------
TELECOMMUNICATIONS - 19.2%
  37,600  AT&T Corp., 8.00%-8.625%, 11/15/31-12/1/31                         Baa2/BBB+                 43,971,742
  24,500  AT&T Wireless Svcs. Inc., 8.125%-8.75%, 5/1/12-3/1/31              Baa2/BBB                  30,706,012
   6,000  Cincinnati Bell Inc., 6.33%, 12/30/05
          Panamsat Corp.,                                                     Ba2/NR                    6,015,000
  21,650   6.875%, 1/15/28                                                    Ba2/BB-                  20,513,375
  20,000   8.50%, 2/1/12                                                      Ba3/B-                   21,500,000
  23,670  Qwest Capital Funding, 7.00%-7.90%, 8/3/09-8/15/10
          Qwest Corp.,                                                       Caa2/CCC+                 20,431,500
   3,000   7.25%, 9/15/25                                                     Ba3/B-                    2,722,500
   6,150   8.875%, 3/15/12 (a) (c) (acquired 1/22/03; cost-$6,388,374)        Ba3/B-                    6,918,750
   7,950   13.00%, 12/15/07 (a) (c)
           (acquired 5/14/03-5/15/03; cost-$8,706,313)                        NR/CCC+                   8,824,500
  12,340  Rogers Cantel Inc., 9.75%, 6/1/16                                   Ba3/BB+                  13,882,500
  85,800  Sprint Capital Corp. (FON Group),
           6.375%-8.75%, 5/1/09-3/15/32                                      Baa3/BBB-                 93,090,539
   2,000  Telecorp PCS Inc., 11.625%, 4/15/09                                Baa2/BBB                   2,065,000
  31,200  Telus Corp., 7.50%-8.00%, 6/1/07-6/1/11                             Ba1/BBB                  35,473,375
   2,000  Tritel PCS, Inc., 12.75%, 5/15/09                                  Baa2/BBB                   2,065,000
                                                                                                   --------------
                                                                                                      308,179,793
                                                                                                   ==============
UTILITIES - 10.4%
   8,000  AES Corp., 10.00%, 12/12/05 (a) (c)
           (acquired 4/3/03; cost-$8,280,000)                                  B2/BB                    8,320,000
   5,000  CMS Panhandle Holdings Co., 6.50%, 7/15/09                          Ba2/BB                    5,225,000
   9,461  East Coast Power LLC. 6.737%, 3/31/08 Ser. B                        Ba2/BB+                   9,508,334
   5,643  East Coast Power LLC. 7.066%, 3/31/12 Ser. B                        Ba2/BB+                   5,713,652
          Midwest Generation LLC., pass thru certificates,
  28,380   8.30%, 7/2/09 Ser. A                                               B2/BB-                   27,812,400
  13,070   8.56%, 1/2/16 Ser. B                                               B2/BB-                   12,939,300
  51,250  PSEG Energy Holdings, 8.50%-10.00%, 10/1/09-6/15/11                Baa3/BBB-                 56,080,624
  26,090  South Point Energy Center LLC, 8.40% 5/30/12 (a) (c)
           (acquired 12/30/02-3/17/03; cost-$17,596,122)                       B1/BB                   24,541,093
  15,000  Western Energy Inc. 8.50%, 7/1/22                                  Ba1/BBB-                  15,787,500
                                                                                                   --------------
                                                                                                      165,927,903
                                                                                                   ==============
Total Corporate Bonds & Notes (cost-$1,246,580,135)                                                 1,374,157,988
                                                                                                   ==============

PRINCIPAL
   AMOUNT                                                                 CREDIT RATING
    (000)                                                                 (MOODY'S/S&P)                    VALUE*
-----------------------------------------------------------------------------------------------------------------
SOVEREIGN DEBT OBLIGATIONS - 6.9%
BRAZIL - 3.6%
          Federal Republic of Brazil,
$ 35,095   2.5625%, 4/15/14, Ser. EI-L                                         NR/NR               $   31,280,338
  19,680   2.125%, 4/15/06, Ser. RG                                            NR/NR                   18,351,600
   8,500   11.50%, 3/12/08                                                     B2/B+                    8,869,750
                                                                                                   --------------
                                                                                                       58,501,688
                                                                                                   ==============
MEXICO - 1.3%
          United Mexican States,
  15,350   6.375%-11.375%, 1/14/12-9/24/22                                   Baa2/BBB-                 19,517,038
   1,000   8.375%, 1/14/11                                                    Baa2/NR                   1,221,000
                                                                                                   --------------
                                                                                                      20,738,038
                                                                                                   ==============
PANAMA - 1.0%
          Republic of Panama,
   6,000   9.375%, 7/23/12                                                     NR/NR                    6,900,000
   7,000   10.75%, 5/15/20                                                    Ba1/BB                    8,715,000
                                                                                                   --------------
                                                                                                       15,615,000
                                                                                                   ==============
PERU - 1.0%
  15,000  Republic of Peru, 9.125%, 2/21/12                                   Ba3/BB-                  16,537,500
                                                                                                   --------------
Total Sovereign Debt Obligations (cost-$95,596,495)                                                   111,392,226
                                                                                                   ==============
LOAN PARTICIPATIONS (c) (d) (e) - 4.0%
ELECTRONICS - 0.9%
   2,000  CMS Energy Corp. 7.50%, 4/30/04, Term C
           (Merrill Lynch, Pierce, Fenner & Smith Inc.)
           (acquired 4/17/03; cost-$1,975,000)                                 NR/NR                    2,003,750
  13,000  CMS Enterprises., 7.50%, 4/30/04 Term A
           (Citibank N.A.) (acquired 4/17/03; cost-$12,915,861)                NR/NR                   13,113,750
                                                                                                   --------------
                                                                                                       15,117,500
                                                                                                   ==============
FINANCE - 1.2%
   9,384  Nextel Finance Co. 4.75%, 6/30/08 Term B
           (Credit Suisse First Boston)
           (acquired 1/3/03-3/28/03; cost-$8,813,441)                          NR/NR                    9,210,477
   9,384  Nextel Finance Co. 5.00%, 12/31/08 Term C
           (Credit Suisse First Boston)
           (acquired 1/3/03-3/28/03; cost-$8,812,663)                          NR/NR                    9,210,477
                                                                                                   --------------
                                                                                                       18,420,954
                                                                                                   ==============
MULTI-MEDIA - 0.9%
  16,373  Charter Communications Holdings, LLC, 4.58%, 3/18/08 Term B
           (Morgan Stanley Senior Funding, Inc.)
           (acquired 1/3/03-1/21/03; cost-$13,949,744)                         NR/NR                   15,103,640
                                                                                                   --------------
OIL & GAS - 0.8%
   1,905  Aquila, Inc. 7.00%, 4/15/04 Term 1
           (Morgan Stanley Senior Funding, Inc.)
           (acquired 4/1/03-4/14/03; cost-$1,894,881)                          NR/NR                    1,916,667
   1,905  Aquila, Inc. 7.00%, 4/15/04 Term B
           (Morgan Stanley Senior Funding, Inc.)
           (acquired 4/1/03-4/14/03; cost-$1,902,183)                          NR/NR                    1,916,667
   8,190  Aquila, Inc. 8.75%, 4/15/06 Term 2
           (Morgan Stanley Senior Funding, Inc.)
           (acquired 4/1/03-4/14/03; cost-$8,147,988)                          NR/NR                    8,241,667
                                                                                                   --------------
                                                                                                       12,075,001
                                                                                                   ==============

PRINCIPAL
   AMOUNT                                                                 CREDIT RATING
    (000)                                                                 (MOODY'S/S&P)                   VALUE*
----------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - 0.2%
$ 3,000  Crown Castle International Corp.4.15%, 3/15/08 Term B
          (Goldman Sachs Credit Partners)
          (acquired 1/21/03; cost-$2,880,000)                                 NR/NR              $     2,996,874
                                                                                                 ---------------
Total Loan Participations (cost-$61,511,860)                                                          63,713,969
                                                                                                 ===============
U.S. TREASURY NOTES - 0.5%
  7,410  1.015%-1.0755%, 3/8/07-3/8/14 (cost-$6,186,791)                     AAA/Aaa                   7,391,408
                                                                                                 ---------------
Total Long-Term Investments (cost-$1,409,875,281)                                                  1,556,655,591
                                                                                                 ===============

SHORT-TERM INVESTMENTS--3.0%

COMMERCIAL PAPER - 0.2%
DIVERSIFIED MANUFACTURING - 0.2%
  4,000  Tyco International Group SA.,
         1.79%, 7/30/03 (b) (cost-$3,972,593)                               Ba2/BBB-                   3,981,200
                                                                                                 ---------------
CORPORATE NOTES - 2.7%
BANKING - 0.4%
  6,200  WestPac Capital Corp. 1.18%, 8/5/03                                  NR/NR                    6,186,112
                                                                                                 ---------------
ENERGY - 2.0%
 30,750  Williams Cos., Inc., 9.25%, 3/15/04                                 Caa1/B+                  31,518,750
                                                                                                 ---------------
MISCELLANEOUS - 0.3%
  4,800  Danske Corp. Ser. A., 1.245%, 6/24/03                                NR/NR                    4,796,182
                                                                                                 ---------------
Total Short-Term Corporate Notes (cost-$37,758,410)                                                   42,501,044
                                                                                                 ===============
REPURCHASE AGREEMENT - 0.1%
    609  State Street Bank & Trust Co.,
          dated 5/30/03, 1.05%, due 6/2/03,
          proceeds $609,053: collateralized by Federal Home Loan Bank,
          5/13/05, valued at $623,100 (cost-$609,000)                                                    609,000
                                                                                                 ---------------
Total Short-Term Investments (cost-$42,340,003)                                                       47,091,244
                                                                                                 ===============

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN (cost-$1,452,215,284+) - 100.2%                          1,603,746,835
                                                                                                 ===============

OPTIONS WRITTEN--(0.2)%

Contracts

         U.S. Treasury Bond Futures, Chicago Board of Trade:
   (649)  Strike Price $115, expires 8/22/03 (Call)                                                   (2,525,016)
   (477)  Strike Price $108, expires 8/23/03 (Put)                                                       (81,984)
                                                                                                 ---------------
Total options written (premiums received-$1,330,543)                                                  (2,607,000)
                                                                                                 ===============

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN (cost-$1,450,884,741) - 100.0%                         $ 1,601,139,835
                                                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS:
* Long-term debt securities are valued by an independent pricing service authorized by the Board of Trustees.
(a) Security exempt from registration, under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically to qualified institutional investors. At May 31, 2003, these securities amounted to $246,301,155 or 15.4% of investments.
(b) Floating Rate Security. Interest rate shown is the rate in effect at May 31, 2003. Maturity date shown is the date of the next change.
(c) Private Placement. Restricted as to resale and does not have a readily available market; the aggregate cost and value of such securities is $310,015,124 or 19.3% of investments.
(d) Participation interests were acquired through the financial institution indicated parenthetically.
(e)  llliquid security.
(f)  Security in default.
+ The cost basis of portfolio securities for federal income tax purposes is $1,452,215,284. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $177,885,724; aggregate gross unrealized depreciation for securites in which there is an excess of tax cost over value is $26,354,173; net unrealized appreciation for federal income tax purposes is $151,531,551.

GLOSSARY:
NR - Not Rated
TRACERS - Traded Custody Receipts

PIMCO CORPORATE OPPORTUNITY FUND STATEMENT OF ASSETS AND LIABILITIES May 31, 2003 (unaudited)

ASSETS:
Investments, at value (cost-$1,452,215,284)                                                 $ 1,603,746,835
------------------------------------------------------------------------------------------  ---------------
Cash                                                                                                  9,955
------------------------------------------------------------------------------------------  ---------------
Interest receivable                                                                              31,738,926
------------------------------------------------------------------------------------------  ---------------
Receivable for investments sold                                                                   4,671,938
------------------------------------------------------------------------------------------  ---------------
Interest receivable from swaps                                                                       26,134
------------------------------------------------------------------------------------------  ---------------
Prepaid expenses                                                                                     79,512
------------------------------------------------------------------------------------------  ---------------
 Total Assets                                                                                 1,640,273,300
==========================================================================================  ===============

LIABILITIES:
Dividends payable to common and preferred shareholders                                            8,826,986
------------------------------------------------------------------------------------------  ---------------
Payable for investments purchased                                                                 5,757,594
------------------------------------------------------------------------------------------  ---------------
Options written, at value (premium received $1,330,543)                                           2,607,000
------------------------------------------------------------------------------------------  ---------------
Investment management fee payable                                                                   822,955
------------------------------------------------------------------------------------------  ---------------
Net unrealized depreciation on forward foreign currency contracts                                   806,113
------------------------------------------------------------------------------------------  ---------------
Net unrealized depreciation on swaps                                                                389,950
------------------------------------------------------------------------------------------  ---------------
Common stock and preferred shares offering costs payable                                             56,397
------------------------------------------------------------------------------------------  ---------------
Interest payable                                                                                     36,008
------------------------------------------------------------------------------------------  ---------------
Accrued expenses                                                                                    151,550
------------------------------------------------------------------------------------------  ---------------
 Total Liabilities                                                                               19,454,553
------------------------------------------------------------------------------------------  ---------------
PREFERRED SHARES ($0.00001 PAR VALUE AND $25,000 NET ASSET AND LIQUIDATION VALUE PER
 SHARE APPLICABLE TO AN AGGREGATE OF 22,600 SHARES ISSUED AND OUTSTANDING)                      565,000,000
------------------------------------------------------------------------------------------  ---------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                                $ 1,055,818,747
==========================================================================================  ===============

COMPOSITION OF NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Common stock:
 Par value ($0.00001 per share, applicable to 63,629,157 shares issued and outstanding)     $           636
------------------------------------------------------------------------------------------  ---------------
 Paid-in-capital in excess of par                                                               904,095,084
------------------------------------------------------------------------------------------  ---------------
Undistributed net investment income                                                               4,055,427
------------------------------------------------------------------------------------------  ---------------
Net realized loss on investments                                                                 (1,473,016)
------------------------------------------------------------------------------------------  ---------------
Net unrealized appreciation of investments, swaps, options written and foreign
 currency transactions                                                                          149,140,616
------------------------------------------------------------------------------------------  ---------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                                $ 1,055,818,747
------------------------------------------------------------------------------------------  ---------------
NET ASSET VALUE PER COMMON SHARE                                                            $         16.59
==========================================================================================  ===============

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

PIMCO CORPORATE OPPORTUNITY FUND STATEMENT OF OPERATIONS
For the period December 27, 2002* through May 31, 2003 (unaudited)

INTEREST INCOME:
Interest                                                               $    44,778,631
---------------------------------------------------------------------  ---------------

EXPENSES:
Investment management fees                                                   3,282,528
---------------------------------------------------------------------  ---------------
Auction agent fees and commissions                                             373,027
---------------------------------------------------------------------  ---------------
Custodian and accounting agent fees                                             66,261
---------------------------------------------------------------------  ---------------
Trustees' fees and expenses                                                     30,035
---------------------------------------------------------------------  ---------------
Audit and tax service fees                                                      26,379
---------------------------------------------------------------------  ---------------
Legal fees                                                                      22,544
---------------------------------------------------------------------  ---------------
New York Stock Exchange listing fees                                            17,956
---------------------------------------------------------------------  ---------------
Reports to shareholders                                                         16,006
---------------------------------------------------------------------  ---------------
Transfer agent fees                                                             12,207
---------------------------------------------------------------------  ---------------
Excise tax expense                                                               6,230
---------------------------------------------------------------------  ---------------
Insurance expense                                                                3,634
---------------------------------------------------------------------  ---------------
Miscellaneous                                                                    4,257
---------------------------------------------------------------------  ---------------
 Total expenses                                                              3,861,064
---------------------------------------------------------------------  ---------------
 Less: custody credits earned on cash balances                                  (9,531)
---------------------------------------------------------------------  ---------------
 Net expenses                                                                3,851,533
---------------------------------------------------------------------  ---------------

NET INVESTMENT INCOME                                                  $    40,927,098
=====================================================================  ===============

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
---------------------------------------------------------------------  ---------------
 Investments                                                                 1,952,194
---------------------------------------------------------------------  ---------------
 Foreign currency transactions                                              (3,425,210)
---------------------------------------------------------------------  ---------------
Net unrealized appreciation of investments, swaps, options
 written and foreign currency transactions                                 149,140,616
---------------------------------------------------------------------  ---------------
Net realized and unrealized gain on investments, swaps, options
 written and foreign currency transactions                                 147,667,600
---------------------------------------------------------------------  ---------------
NET INCREASE IN NET ASSETS RESULTING FROM INVESTMENT OPERATIONS            188,594,698
=====================================================================  ===============
DIVIDENDS ON PREFERRED SHARES FROM NET INVESTMENT INCOME                    (1,978,772)
---------------------------------------------------------------------  ---------------
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
 RESULTING FROM INVESTMENT OPERATIONS                                  $   186,615,926
=====================================================================  ===============

* Commencement of operations.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

PIMCO CORPORATE OPPORTUNITY FUND STATEMENT OF CHANGES IN NET ASSETS
                                 APPLICABLE TO COMMON SHAREHOLDERS

                                                                         FOR THE PERIOD
                                                                       DECEMBER 27, 2002*
                                                                            THROUGH
                                                                          MAY 31, 2003
                                                                       ------------------
INVESTMENT OPERATIONS:
Net investment income                                                  $       40,927,098
---------------------------------------------------------------------  ------------------
Net realized loss on investments, swaps and foreign currency
 transactions                                                                  (1,473,016)
---------------------------------------------------------------------  ------------------
Net unrealized appreciation of investments, swaps, options
 written and foreign currency transactions                                    149,140,616
---------------------------------------------------------------------  ------------------
Net increase in net assets resulting from investment operations               188,594,698
=====================================================================  ==================
DIVIDENDS ON PREFERRED SHARES FROM NET INVESTMENT INCOME                       (1,978,772)
---------------------------------------------------------------------  ------------------
Net increase in net assets applicable to common shareholders
 resulting from investment operations                                         186,615,926
---------------------------------------------------------------------  ------------------
DIVIDENDS TO COMMON SHAREHOLDERS FROM NET INVESTMENT INCOME                   (34,892,899)
---------------------------------------------------------------------  ------------------
CAPITAL SHARE TRANSACTIONS:

Net proceeds from the sale of common stock                                    905,769,750
---------------------------------------------------------------------  ------------------
Preferred shares underwriting discount charged to paid-in capital
 in excess of par                                                              (5,650,000)
---------------------------------------------------------------------  ------------------
Common stock and preferred shares offering costs charged to
 paid-in capital in excess of par                                              (2,148,068)
---------------------------------------------------------------------  ------------------
Reinvestment of dividends                                                       6,024,035
---------------------------------------------------------------------  ------------------
 Net increase in capital share transactions                                   903,995,717
---------------------------------------------------------------------  ------------------
Total increase in net assets applicable to common shareholders              1,055,718,744
=====================================================================  ==================

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Beginning of period                                                               100,003
---------------------------------------------------------------------  ------------------
End of period (including undistributed net investment income
 of $4,055,427)                                                        $    1,055,818,747
=====================================================================  ==================

COMMON SHARES ISSUED AND REINVESTED:
Issued                                                                         63,230,000
---------------------------------------------------------------------  ------------------
Issued in reinvestment of dividends                                               392,176
---------------------------------------------------------------------  ------------------
NET INCREASE                                                                   63,622,176
=====================================================================  ==================

* Commencement of operations

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

PIMCO CORPORATE OPPORTUNITY FUND NOTES TO FINANCIAL STATEMENTS
May 31, 2003 (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
PIMCO Corporate Opportunity Fund (the "Fund"), was organized as a Massachusetts business trust on September 13, 2002. Prior to commencing operations on December 27, 2002, the Fund had no operations other than matters relating to its organization and registration as a diversified, closed-end management investment company registered under the Investment Company Act of 1940 and the rules and regulations thereunder, as amended, and the sale and issuance of 6,981 shares of beneficial interest at an aggregate purchase price of $100,003 to Allianz Dresdner Asset Management of America L.P. ("ADAM"). PIMCO Advisors Fund Management LLC (the "Investment Manager"), serves as the Fund's Investment Manager and is an indirect wholly-owned subsidiary of ADAM. ADAM is an indirect, majority-owned subsidiary of Allianz AG. The Fund has an unlimited amount of $0.0001 par value common stock authorized.

The Fund seeks to maximize total return through a combination of current income and capital appreciation in a diversified portfolio of U.S. dollar denominated corporate debt obligations of varying maturities and other income producing securities.

The Fund issued 55,500,000 shares of common stock, in its initial public offering. An additional 7,730,000 shares were issued in connection with the exercise of the underwriters' over-allotment option. These shares were all issued at $15.00 per share before an underwriting discount of $0.675 per share. Offering costs of $1,573,068 (representing $0.024 per share) were offset against the proceeds of the offering and have been charged to paid-in capital in excess of par. The Investment Manager has agreed to pay all offering costs (other than the sales load) and organizational expenses exceeding $0.03 per share. In addition, the underwriters' commission and offering costs associated with the issuance of Preferred Shares in the amounts of $5,650,000 and $575,000, respectively, have been charged to paid-in capital in excess of par.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of any loss to be remote.

The following is a summary of significant accounting policies followed by the
Fund:

(a) VALUATION OF INVESTMENTS
Portfolio securities and other assets for which market quotations are readily available are valued each day at market value. Market value is generally determined on the basis of the last reported sales price, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services approved by the Board of Trustees. Any security or other asset for which market quotations are not readily available is valued at fair value as determined in good faith under procedures established by the Board of Trustees. The Fund invests substantially all of its assets in a diversified portfolio of corporate debt obligations of varying maturities and other corporate income-producing securities. Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost or amortized value, which approximates market value. Forward currency contracts are valued at prevailing forward exchange rates of the underlying currencies.

(b) FEDERAL INCOME TAXES
The Fund intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year the Fund intends not to be subject to U.S. federal excise tax. Under certain circumstances, however, the Fund may determine to retain a portion of its taxable income, if such retention is deemed to be in the interest of the Fund and its shareholders. In such a circumstance, the Fund may be subject to a 4% excise tax.

(c) INVESTMENT TRANSACTIONS AND INVESTMENT INCOME
Investment transactions are accounted for on the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Market discount, if any, is accreted daily.

(d) DIVIDENDS AND DISTRIBUTIONS -- COMMON STOCK
The Fund declares dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in capital in excess of par.

(e) INTEREST RATE SWAPS
The Fund may invest in interest rate swap contracts ("swaps") for investment purposes, to manage its interest rate risk and to add leverage.

Interest rate swap agreements involve the exchange by the Fund with a counterparty of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Net payments of interest on interest rate swap agreements are recorded daily as part of interest income.

Swaps are marked to market daily by the Fund's Investment Manager based upon quotations from market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Fund's Statement of Operations. Payments received or made, if any, upon termination or maturity of the interest rate swaps, net of any basis in the interest rate swaps, is recorded as a realized gain or loss in the Statement of Operations. For a credit default swap sold by the Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into swaps involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in net interest rates.

Interest rate swap contracts outstanding at May 31, 2003 were as follows:

                                                            RATE TYPE
                                           -----------------------------------------
                NOTIONAL
SWAP             AMOUNT     TERMINATION    PAYMENTS RECEIVED BY     PAYMENTS MADE BY     UNREALIZED
COUNTERPARTY    (IN 000)        DATE             THE FUND              THE FUND         DEPRECIATION
----------------------------------------------------------------------------------------------------
Goldman Sachs   $ 55,000      3/18/05          1 week LIBOR               1.813%         $  389,950
                                                                                         ==========

(f) REPURCHASE AGREEMENTS
The Fund may enter into transactions with its custodian bank or securities brokerage firms approved by the Board of Trustees whereby it purchases securities under agreements to resell at an agreed upon price and date ("repurchase agreements"). Such agreements are carried at the contract amount in the financial statements. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset backed securities, are held by the custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Fund require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

(g) FORWARD FOREIGN CURRENCY CONTRACTS
The Fund may enter into forward foreign currency contracts for the purpose of hedging against foreign currency risk arising from the investment or anticipated investment in securities denominated in foreign currencies. The Fund may also enter these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The market value of a forward foreign currency contract fluctuates with changes in forward currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized gains and losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Forward foreign currency contracts outstanding at May 31, 2003 were:

                                        U.S.$ VALUE ON          U.S.$ VALUE       UNREALIZED
SOLD:                                  ORIGINATION DATE        APRIL 30, 2003    DEPRECIATION
---------------------------------------------------------------------------------------------
31,481,000 Euros, settling 6/25/03       $ 36,192,762           $ 36,998,875      $ 806,113
                                                                                  =========

(h) OPTION TRANSACTIONS
For hedging purposes, the Fund may purchase and write (sell) put and call options on Municipal Bonds, U.S. government securities, swap agreements, indexes or futures contracts which are standardized and traded on a U.S. or other exchange, boards of trade, or similar entity, or quoted on an automated quotation system. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from the securities sold through the exercise of put options is decreased by the premiums paid.

When an option is written, the premium received is recorded as an asset with an equal liability which is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an written option could result in the Fund purchasing a security at a price different from the current market.

Transactions in options written for the period ended May 31, 2003 were:

                                                      CONTRACTS       PREMIUMS
------------------------------------------------------------------------------
Options outstanding, beginning of period                      -              -
Options written                                           1,126    $ 1,330,543
                                                          -----    -----------
Options outstanding at May 31, 2003                       1,126    $ 1,330,543
                                                          -----    -----------

(i) LOAN PARTICIPATIONS
The Fund may invest in loan participations. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations ("Selling Participant"), but not the borrower. As a result, the Fund assumes the credit risk of the borrower, the Selling Participant and any other persons interpositioned between the Fund and the borrower. The Fund may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

(j) CUSTODY CREDITS ON CASH BALANCES
The Fund benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Fund.

2. INVESTMENT MANAGER AND SUB-ADVISER
The Fund has entered into an Investment Management Agreement (the "Agreement") with the Investment Manager to serve as Investment Manager of the Fund. Subject to the supervision of the Fund's Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the investment activities of the Fund and the Fund's business affairs and other administrative matters. Pursuant to the Agreement, the Investment Manager will receive an annual fee, payable monthly, at an annual rate of 0.60% of the Fund's average daily net assets (inclusive of net assets attributable to any preferred shares that may be outstanding.)

The Investment Manager has retained its affiliate, Pacific Investment Management Company LLC (the "Sub-Adviser") to manage the Fund's investments. Subject to the supervision of the Investment Manager, the Sub-Adviser makes all investment decisions with respect to the Fund's assets. The Investment Manager (not the Fund) pays a portion of the fees it receives to the Sub-Adviser in return for its services, at the maximum annual rate of 0.39% of the Fund's average daily net assets (inclusive of net assets attributable to any preferred shares that may be outstanding) for the period from commencement of operations through December 31, 2007 and at the maximum annual rate of 0.55% of average daily net assets (inclusive of net assets attributable to any preferred shares that may be outstanding) thereafter while the Agreement remains in effect, provided that the fee will be reduced to 0.325% during the first five years of operations and 0.45% thereafter while the Agreement remains in effect, if and while the Investment Manager is obligated to pay a fee to Merrill Lynch, Pierce Fenner & Smith, Inc. ("Merrill Lynch"), the underwriter of the Fund's shares. The Investment Manager (not the Fund) has agreed to pay a quarterly fee to Merrill Lynch at the annual rate of 0.10% of the Fund's average daily net assets (inclusive of net assets attributable to any preferred shares that may be outstanding) during the continuance of the Agreement. The Investment Manager informed the Fund that it paid the Sub-Adviser $2,133,643 in connection with its sub-advisory services for the period ended May 31, 2003.

3. INVESTMENTS IN SECURITIES
For the period ended May 31, 2003, purchases and sales of investments, other than short-term securities, were $1,441,203,045 and $35,622,477, respectively.

4. AUCTION PREFERRED SHARES
The Fund has issued 4,520 shares of Preferred Shares Series M, 4,520 shares of Preferred Shares Series T, 4,520 shares of Preferred Shares Series W, 4,520 shares of Preferred Shares Series TH, and 4,520 shares of Preferred Shares Series F each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

Dividends are accumulated daily at an annual rate set through auction procedures. Distributions of net realized capital gains, if any, are paid annually.

For the period ended May 31, 2003, the annualized dividend rate ranged from:

                                          HIGH             LOW      AT MAY 31, 2003
-----------------------------------------------------------------------------------
Series M                                 1.375%           1.25%          1.32%

Series T                                 1.375%           1.30%          1.35%

Series W                                 1.375%           1.25%          1.33%

Series TH                                1.375%           1.25%          1.35%

Series F                                 1.375%           1.30%          1.30%

The Fund is subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Fund from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation value.

Preferred Shares, which are entitled to one vote per share, generally vote with the common stock but vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.

5. SUBSEQUENT DIVIDEND DECLARATIONS -- COMMON SHAREHOLDERS
On June 2, 2003, a dividend of $0.1375 per share was declared to common shareholders payable July 1, 2003 to shareholders of record on June 13, 2003.

On July 1, 2003, a dividend of $0.1375 per share was declared to common shareholders payable August 1, 2003 to shareholders of record on July 11, 2003.

PIMCO CORPORATE OPPORTUNITY FUND FINANCIAL HIGHLIGHTS

For a share of common stock outstanding for the period December 27, 2002* through May 31, 2003: (unaudited)

Net asset value, beginning of period                                                    $     14.33**
--------------------------------------------------------------------------------------  -----------
INVESTMENT OPERATIONS:

Net investment income                                                                          0.64
--------------------------------------------------------------------------------------  -----------
Net realized and unrealized gain on investments                                                2.32
--------------------------------------------------------------------------------------  -----------
Total from investment operations                                                               2.96
--------------------------------------------------------------------------------------  -----------
DIVIDENDS ON PREFERRED SHARES FROM NET INVESTMENT INCOME                                      (0.03)
======================================================================================  ===========
Net increase in net assets applicable to common shares resulting from
 investment operations                                                                         2.93
--------------------------------------------------------------------------------------  -----------
DIVIDENDS TO COMMON SHAREHOLDERS FROM NET INVESTMENT INCOME:                                  (0.55)
--------------------------------------------------------------------------------------  -----------
CAPITAL SHARE TRANSACTIONS:

Common stock offering costs charged to paid-in capital in excess of par                       (0.02)
--------------------------------------------------------------------------------------  -----------
Preferred shares offering costs/underwriting discount charged to paid-in capital
 in excess of par                                                                             (0.10)
--------------------------------------------------------------------------------------  -----------
   Total capital share transactions                                                           (0.12)
--------------------------------------------------------------------------------------  -----------
Net asset value, end of period                                                          $     16.59
--------------------------------------------------------------------------------------  -----------
Market price, end of period                                                             $     16.61
--------------------------------------------------------------------------------------  -----------
TOTAL INVESTMENT RETURN (1)                                                                    14.7%
--------------------------------------------------------------------------------------  -----------
RATIOS/SUPPLEMENTAL DATA:

Net assets applicable to common shareholders, end of period (000)                       $ 1,055,819
--------------------------------------------------------------------------------------  -----------
Ratio of expenses to average net assets (2)(3)(4)                                              0.96%
--------------------------------------------------------------------------------------  -----------
Ratio of net investment income to average net assets (2)(4)                                   10.23%
--------------------------------------------------------------------------------------  -----------
Preferred shares asset coverage per share                                               $    71,711
--------------------------------------------------------------------------------------  -----------
Portfolio turnover                                                                                4%
--------------------------------------------------------------------------------------  -----------

*    Commencement of operations.
** Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.
(1) Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day of the period reported. Dividends are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.
(2) Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(3) Inclusive of expenses offset by custody credits on cash balances from the custodian bank. (See note 1(j) in Notes to Financial Statements).
(4)  Annualized

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PIMCO CORPORATE OPPORTUNITY FUND PRIVACY POLICY

OUR COMMITMENT TO YOU
We consider customer privacy to be a fundamental aspect of our relationship with clients. We are committed to maintaining the confidentiality, integrity, and security of our current, prospective and former clients' personal information. We have developed policies designed to protect this confidentiality, while allowing client needs to be served.

OBTAINING PERSONAL INFORMATION
In the course of providing you with products and services, we may obtain non-public personal information about you. This information may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from your transactions, from your brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on our internet web sites.

RESPECTING YOUR PRIVACY
We do not disclose any personal or account information provided by you or gathered by us to non-affiliated third parties, except as required or permitted by law. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on client satisfaction, and gathering shareholder proxies. We may also retain non-affiliated companies to market our products and enter in joint marketing agreements with other companies. These companies may have access to your personal and account information, but are permitted to use the information solely to provide the specific service or as otherwise permitted by law. We may also provide your personal and account information to your brokerage or financial advisory firm and/or to your financial adviser or consultant.

SHARING INFORMATION WITH THIRD PARTIES
We do reserve the right to disclose or report personal information to non-affiliated third parties in limited circumstances where we believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to protect our rights or property, or upon reasonable request by any mutual fund in which you have chosen to invest. In addition, we may disclose information about you or your accounts to a non-affiliated third party at your request or if you consent in writing to the disclosure.

SHARING INFORMATION WITH AFFILIATES
We may share client information with our affiliates in connection with servicing your account or to provide you with information about products and services that we believe may be of interest to you. The information we share may include, for example, your participation in our mutual funds or other investment programs, your ownership of certain types of accounts (such as IRAs), or other data about your accounts. Our affiliates, in turn, are not permitted to share your information with non-affiliated entities, except as required or permitted by law.

IMPLEMENTATION OF PROCEDURES
We take seriously the obligation to safeguard your non-public personal information. We have implemented procedures designed to restrict access to your non-public personal information to our personnel who need to know that information to provide products or services to you. To guard your non-public personal information, physical, electronic, and procedural safeguards are in place.

TRUSTEES AND PRINCIPAL OFFICERS
Stephen Treadway
   Chairman
Paul Belica
   Trustee
Robert E. Connor
   Trustee
John J. Dalessandro II
   Trustee
Brian S. Shlissel
   President & Chief Executive Officer
Newton B. Schott, Jr.
   Executive Vice President & Secretary
David C. Hinman
   Vice President
Mark Kiesel
   Vice President
Lawrence G. Altadonna
   Treasurer, Principal Financial & Accounting Officer

INVESTMENT MANAGER
PIMCO Advisors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

SUB-ADVISER
Pacific Investment Management Company LLC
840 Newport Center Drive
Newport Beach, CA 92660

TRANSFER AGENT, DIVIDEND PAYING AGENT AND REGISTRAR
PFPC Inc.
400 Bellevue Parkway
Wilmington, DE 19809

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
Ropes & Gray
One International Place
Boston, MA. 02210-2624

This report, including the financial information herein, is transmitted to the shareholders of PIMCO Corporate Opportunity Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its common stock in the open market.

The financial information included herein is taken from the records of the Fund without examination by independent auditors, who did not express an opinion hereon.

Daily information on the Fund is available at www.pimcoadvisors.com or by calling 1-800-331-1710

[PIMCO ADVISORS LOGO]

ITEM 2. CODE OF ETHICS   Disclosure requirement not currently effective

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT  Disclosure requirement not currently

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES Disclosure requirement not currently effective

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT Disclosure requirement not currently effective

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES Disclosure requirement not currently effective

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)  Disclosure requirement not currently effective.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PIMCO CORPORATE OPPORTUNITY FUND
             ---------------------------------------------------------

By   /s/ Brian S. Shlissel
     -----------------------------------------------------------------
     President and Chief Executive Officer

Date July 31, 2003
     -----------------------------------------------------------------

By   /s/ Lawrence G. Altadonna
     -----------------------------------------------------------------
     Treasurer

Date July 31, 2003
     -----------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ Brian S. Shlissel
     -----------------------------------------------------------------
     President and Chief Executive Officer

Date July 31, 2003
     -----------------------------------------------------------------

By   /s/ Lawrence G. Altadonna
     -----------------------------------------------------------------
     Treasurer

Date July 31, 2003
     -----------------------------------------------------------------